CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details)	12 Months Ended
Dec. 31, 2025
Software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Tools
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Minimum | Fields
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Minimum | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Minimum | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Minimum | Transportation and load vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	4 years
Maximum | Fields
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	100 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years
Maximum | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	35 years
Maximum | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Maximum | Transportation and load vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	32 years